Leases and right-of-use assets	12 Months Ended
Dec. 31, 2020
Disclosure of Leases [Abstract]
Leases and right-of-use assets
13. Leases and right-of-use assets
As a lessee, the Company leases various assets including mobile mine equipment, office and properties. These right-of-use assets are presented as property, plant and equipment.

	Right-of-use Land and buildings	Right-of-use Plant and equipment	Total
Cost
Opening balance at January 1, 2019	$—	$11,345	$11,345
Initial adoption of IFRS 16	7,555	1,824	9,379
Additions	552	13,463	14,015
Disposals	—	(232)	(232)
Balance at December 31, 2019	$8,107	$26,400	$34,507
Additions	6,922	4,372	11,294
Disposals	(474)	(931)	(1,405)
Balance at December 31, 2020	$14,555	$29,841	$44,396

Accumulated Depreciation
Opening balance at January 1, 2019	$—	$—	$—
Depreciation for the year	(1,184)	(4,705)	(5,889)
Disposals	—	151	151
Balance at December 31, 2019	$(1,184)	$(4,554)	$(5,738)
Depreciation for the year	(1,200)	(5,926)	(7,126)
Disposals	81	206	287
Balance at December 31, 2020	$(2,303)	$(10,274)	$(12,577)

Right-of-use assets, net carrying amount at December 31, 2019	6,923	21,846	28,769
Right-of-use assets, net carrying amount at December 31, 2020	$12,252	$19,567	$31,819
Interest expense on lease liabilities is disclosed in Note 18(b) and the cash payments for the principal portion of lease liabilities is presented on the Consolidated Statement of Cash Flow. The Company's future obligations related to lease liabilities is disclosed in Note 24.